Marketable Securities	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
MARKETABLE SECURITIES	MARKETABLE SECURITIES

	Note	December 31, 2024	December 31, 2023
Balance – beginning of year		$92,666	$36,867
Additions	6(a), 6(b)	900	33,899
Dispositions	6(a), 6(b)	(48,191)	(53,359)
Reclassification of investment in i-80 Gold	6(a)	—	119,870
Change in fair value	6(c)	(39,233)	(44,611)
Balance – end of year		$6,142	$92,666
(a)Investment in i-80 Gold
On disposition of the Company’s partial interest in i-80 Gold on March 31, 2023 (note 10(b)), the Company’s retained interest in i-80 Gold was reduced to 19.95% and was reclassified from investment in associate to marketable securities measured at FVOCI.
On May 15, 2023, pursuant to an escrow agreement in respect of the i-80 Gold share purchase warrants issued by the Company on March 31, 2023 (note 10(b)), 5.8 million of the i-80 Gold common shares owned by the Company were deposited into an escrow account. The shares were released from escrow on March 31, 2024 upon expiry of the warrants. There were no remaining i-80 Gold common shares held in escrow at December 31, 2024 (2023 – $10.2 million).
On August 1, 2023, the Company participated in i-80 Gold’s private placement financing, purchasing 1.0 million common shares of i-80 Gold at a price of C$2.70 per share, for total consideration of $2.1 million. Upon closing of i-80 Gold’s private placement financing, the Company’s interest in i-80 Gold remained below 20%.
6.    MARKETABLE SECURITIES (CONTINUED)
(a)Investment in i-80 Gold (continued)
During the year ended December 31, 2024, the Company sold its remaining 50.6 million common shares of i-80 Gold held for total proceeds of $48.2 million and derecognized the carrying amount of the marketable securities of $48.2 million. In connection with the dispositions, the Company transferred the cumulative loss of $74.2 million, net of tax of nil, on the marketable securities from accumulated other comprehensive loss (“AOCL”) to retained earnings.
(b)Investment in Solaris Resources Inc. (“Solaris”)
On March 27, 2023, the Company exercised its remaining 7.5 million Solaris warrants held to purchase 7.5 million common shares of Solaris at an exercise price of C$1.20 per share for total consideration of $6.7 million. The total investment of $31.7 million, which included the carrying amount of the warrants of $25.0 million derecognized on exercise, was recognized as marketable securities measured at FVOCI. Prior to the exercise, the Company recognized a loss of $4.1 million relating to the change in fair value of the warrants in net income for the year ended December 31, 2023.
In January and March 2023, the Company sold its remaining 12.0 million common shares of Solaris held for total proceeds of $53.4 million and derecognized the carrying amount of the marketable securities of $53.4 million. In connection with the dispositions, the Company transferred the cumulative loss of $6.6 million, net of tax, on the marketable securities from AOCL to retained earnings.
(c)Change in fair value
During the year ended December 31, 2024, the Company recognized a net loss of $39.2 million (2023 – $44.6 million) on remeasurement of the fair value of its investments in marketable securities, of which a net loss of $38.3 million (2023 – $44.1 million) was recognized in OCI and a loss of $0.9 million (2023 – $0.5 million) associated with marketable securities measured at FVTPL was recognized in other income.
At December 31, 2024, the cumulative losses, net of tax, accumulated in AOCL in respect of the Company’s outstanding marketable securities and other investments in equity securities amounted to $23.4 million (2023 – $57.6 million)